OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	6 Months Ended
Jun. 30, 2026
Disclosure of financial liabilities [abstract]
OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	19. OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	30 June 2026	31 December 2025
	£m	£m
Structured Notes Programmes	334	331
Structured deposits	1,323	824
Zero Amortising Guaranteed Notes	85	95
0	1,742	1,250